Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 4,027,478	¥ 3,569,006	¥ 3,197,812
Revenue that was included in contract liability balance at beginning of period	49,319	30,022	1,165
Revenue from performance obligations satisfied or partially satisfied in previous periods	79,251	49,220	57,903
AmerisourceBergen Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	575,294	504,487	370,759
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	540,356	¥ 406,709	¥ 345,292
Cardinal Health Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 424,527